Summary of Plan Asset Allocation Plan Asset Allocation (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Society [Member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%	100.00%
Society [Member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 589	$ 685	$ 1,002
Total	589	685	1,002
Society [Member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	3,877	3,670	3,374
Equity	1,238	1,402	976
Alternative investments	1,279	899	760
Other	(532)	(685)	(276)
Total	$ 5,862	$ 5,286	$ 4,834
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	56.00%	55.00%	55.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	40.00%	30.00%	40.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	70.00%	70.00%	70.00%
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	26.00%	31.00%	32.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	19.00%	24.00%	24.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	45.00%	55.00%	42.00%
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	18.00%	14.00%	13.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	1.00%	6.00%	6.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	35.00%	35.00%
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%	100.00%
TD Pension Plan [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 461	$ 344	$ 368
Total	461	344	368
TD Pension Plan [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	1,023	940	634
Equity	1,055	756	639
Alternative investments	431	301	229
Other	(79)	(72)	111
Total	$ 2,430	$ 1,925	$ 1,613
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	34.00%	40.00%	34.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	20.00%	25.00%	25.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	50.00%	50.00%	50.00%
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	51.00%	47.00%	54.00%
TD Pension Plan [member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%	30.00%
TD Pension Plan [member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	60.00%	70.00%	70.00%
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	15.00%	13.00%	12.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%	5.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	40.00%	35.00%	35.00%